Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accrued Liabilities [Text Block]
5.	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2019
Clinical trial and related expenses	$186	$147
Incentive compensation	497	-
Professional services	98	125
Other	30	32
Total accrued liabilities	$811	$304